Schedule of Long term Loans (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-term credit from banks	₪ 82,202	₪ 99,684
Current maturities of long-term loans	50,266
Long term loans from banks	₪ 132,468